Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	63 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000005524
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	5.23%			4.42%
Without Sales Load [Member] | C000005525
Average Annual Return [Line Items]
Average Annual Return, Percent	8.32%	4.90%			4.12%
Without Sales Load [Member] | C000159675
Average Annual Return [Line Items]
Average Annual Return, Percent	8.75%	5.33%		5.07%
Without Sales Load [Member] | C000219342
Average Annual Return [Line Items]
Average Annual Return, Percent	9.42%	5.97%	7.47%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)		1.58%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	(0.46%)
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.32%	5.77%			5.02%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.32%	5.77%			5.02%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.32%	5.77%		5.58%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.32%	5.77%	7.06%